Improvements to concession assets - net - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 5,352,578	$ 2,684,629	$ 782,005
Additions	4,233,640	3,586,390	2,153,038
Transfers	(2,997,862)	(928,723)	(259,621)
Currency translation effect	(20,144)	10,282	(9,207)
Ending balance	6,544,492	5,352,578	2,684,629
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	19,032,526	17,627,214	16,843,096
Additions	346,931	379,965	321,758
Divestitures	(29,567)	(24,144)
Transfers	2,997,862	928,723	259,621
Currency translation effect	(241,843)	120,768	(202,739)
Ending balance	22,129,629	19,032,526	17,627,214
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	24,385,104	20,311,843	17,625,101
Additions	4,580,571	3,966,355	2,474,796
Divestitures	(29,567)	(24,144)
Currency translation effect	(261,987)	131,050	211,946
Ending balance	28,674,121	24,385,104	20,311,843
Investment Net [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	16,857,852	13,763,840	12,063,383
Additions	3,584,900	3,021,269	1,535,460
Divestitures	(15,499)	(10,307)
Currency translation effect	(166,760)	83,050	164,997
Ending balance	20,260,493	16,857,852	13,763,840
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(7,527,252)	(6,548,003)	(5,561,718)
Additions	(995,671)	(945,086)	(939,336)
Divestitures	14,068	13,837
Currency translation effect	95,227	(48,000)	46,949
Ending balance	$ (8,413,628)	$ (7,527,252)	$ (6,548,003)